Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
September 30, 2024
ITE-NPRT1-1124
1.9910067.101
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 6.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telstra Group Ltd	1,080,085	2,897,261
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Wesfarmers Ltd	287,093	13,979,069
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	17,105	692,977
TOTAL CONSUMER DISCRETIONARY		14,672,046

Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	563,028	11,864,322
Commonwealth Bank of Australia	67,309	6,300,249
National Australia Bank Ltd	190,790	4,926,565
Westpac Banking Corp	72,089	1,580,884
		24,672,020
Capital Markets - 0.1%
Macquarie Group Ltd	10,362	1,664,645
Insurance - 0.3%
Medibank Pvt Ltd	394,589	995,716
QBE Insurance Group Ltd	366,542	4,191,382
		5,187,098
TOTAL FINANCIALS		31,523,763

Health Care - 0.1%
Health Care Technology - 0.1%
Pro Medicus Ltd	20,524	2,529,237
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	104,109	1,369,699
Trading Companies & Distributors - 0.0%
Reece Ltd	35,464	698,764
TOTAL INDUSTRIALS		2,068,463

Materials - 2.4%
Metals & Mining - 2.4%
BHP Group Ltd	252,986	8,038,490
Fortescue Ltd	938,735	13,421,206
Northern Star Resources Ltd	348,760	3,850,610
Rio Tinto Ltd	62,335	5,564,896
Rio Tinto PLC	41,461	2,937,303
Rio Tinto PLC ADR (b)	103,356	7,355,847
		41,168,352
Real Estate - 0.8%
Diversified REITs - 0.1%
GPT Group/The unit	270,091	929,902
Industrial REITs - 0.7%
Goodman Group unit	485,881	12,425,453
TOTAL REAL ESTATE		13,355,355

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	128	886
TOTAL AUSTRALIA		108,215,363
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	31,498	1,726,803
BELGIUM - 0.5%
Financials - 0.4%
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	5,053	393,451
Insurance - 0.4%
Ageas SA/NV	129,610	6,913,676
TOTAL FINANCIALS		7,307,127

Real Estate - 0.1%
Industrial REITs - 0.1%
Warehouses De Pauw CVA (c)	69,318	1,847,242
TOTAL BELGIUM		9,154,369
CHINA - 1.5%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	366,229	16,005,038
Consumer Staples - 0.1%
Food Products - 0.1%
Wilmar International Ltd	383,300	999,070
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	2,553,500	8,178,978
Industrials - 0.0%
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	323,000	872,541
TOTAL CHINA		26,055,627
DENMARK - 3.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	6,544	1,077,385
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	3,704	441,169
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S	156,435	4,707,148
Health Care - 2.7%
Biotechnology - 0.5%
Genmab A/S (c)	25,903	6,266,340
Genmab A/S ADR (c)	130,747	3,187,612
		9,453,952
Pharmaceuticals - 2.2%
Novo Nordisk A/S Class B ADR	3,153	375,428
Novo Nordisk A/S Series B	324,226	38,094,394
		38,469,822
TOTAL HEALTH CARE		47,923,774

Industrials - 0.1%
Building Products - 0.0%
ROCKWOOL A/S Series B	1,008	473,251
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,300	2,106,309
TOTAL INDUSTRIALS		2,579,560

TOTAL DENMARK		56,729,036
FINLAND - 1.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	87	1,856
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp (Sweden)	59,606	701,948
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	177,243	10,594,906
Wartsila OYJ Abp	348,117	7,788,879
		18,383,785
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	597,919	2,611,710
Nokia Oyj ADR	779,726	3,407,403
		6,019,113
TOTAL FINLAND		25,106,702
FRANCE - 8.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	372,016	4,259,117
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
La Francaise des Jeux SAEM (d)(e)	75,511	3,104,994
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	14,268	10,935,049
TOTAL CONSUMER DISCRETIONARY		14,040,043

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	120,759	2,058,014
Food Products - 0.1%
Danone SA	32,433	2,358,957
Personal Care Products - 0.6%
L'Oreal SA	22,693	10,156,070
TOTAL CONSUMER STAPLES		14,573,041

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	230,145	14,986,876
TotalEnergies SE ADR	7,183	464,165
		15,451,041
Financials - 1.0%
Banks - 0.9%
BNP Paribas SA	221,521	15,177,375
Credit Agricole SA	39,679	606,215
		15,783,590
Insurance - 0.1%
AXA SA	25,390	975,917
TOTAL FINANCIALS		16,759,507

Industrials - 2.5%
Aerospace & Defense - 0.9%
Airbus SE	8	1,169
Safran SA	65,323	15,349,989
Safran SA ADR	6,735	396,570
		15,747,728
Building Products - 0.3%
Cie de Saint-Gobain SA	64,335	5,852,337
Construction & Engineering - 0.5%
Eiffage SA	93,094	8,978,294
Electrical Equipment - 0.7%
Legrand SA	102,856	11,827,247
Transportation Infrastructure - 0.1%
Getlink SE Series A	51,851	924,641
TOTAL INDUSTRIALS		43,330,247

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	11,827	2,553,395
Materials - 1.0%
Chemicals - 1.0%
Air Liquide SA	68,579	13,226,446
Arkema SA	42,401	4,035,487
		17,261,933
Real Estate - 0.3%
Diversified REITs - 0.1%
Covivio SA/France	37,621	2,284,435
Office REITs - 0.2%
Gecina SA	21,625	2,489,031
TOTAL REAL ESTATE		4,773,466

Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	669,292	11,559,022
Veolia Environnement SA	116,753	3,836,526
		15,395,548
TOTAL FRANCE		148,397,338
GERMANY - 7.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG	61,325	1,801,485
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	2	171
TOTAL COMMUNICATION SERVICES		1,801,656

Consumer Discretionary - 0.7%
Automobiles - 0.4%
Mercedes-Benz Group AG	90,208	5,828,089
Mercedes-Benz Group AG ADR	53,483	861,611
Volkswagen AG	2,816	314,403
		7,004,103
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	17,913	4,743,692
TOTAL CONSUMER DISCRETIONARY		11,747,795

Financials - 2.7%
Capital Markets - 1.1%
Deutsche Bank AG	680,298	11,736,228
Deutsche Boerse AG	31,777	7,453,000
		19,189,228
Insurance - 1.6%
Allianz SE	25,322	8,315,219
Hannover Rueck SE	3	855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,844	16,421,066
Talanx AG	35,562	2,992,690
		27,729,830
TOTAL FINANCIALS		46,919,058

Health Care - 0.3%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA (c)	80,945	3,084,257
Pharmaceuticals - 0.1%
Bayer AG	45,307	1,529,396
TOTAL HEALTH CARE		4,613,653

Industrials - 1.6%
Industrial Conglomerates - 1.3%
Siemens AG	101,486	20,485,824
Siemens AG ADR	12,473	1,260,397
		21,746,221
Machinery - 0.3%
Gea Group Ag	39,310	1,923,598
Knorr-Bremse AG	32,508	2,889,475
Rational AG	1,141	1,162,145
		5,975,218
TOTAL INDUSTRIALS		27,721,439

Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	197,071	6,901,367
Software - 1.8%
SAP SE	139,189	31,669,376
TOTAL INFORMATION TECHNOLOGY		38,570,743

Materials - 0.4%
Chemicals - 0.2%
Evonik Industries AG	124,581	2,912,224
Construction Materials - 0.2%
Heidelberg Materials AG	33,219	3,609,027
TOTAL MATERIALS		6,521,251

TOTAL GERMANY		137,895,595
HONG KONG - 3.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	258,000	330,222
Consumer Staples - 0.3%
Food Products - 0.3%
WH Group Ltd (d)(e)	7,160,455	5,673,946
Financials - 1.6%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	142,100	5,962,685
Insurance - 1.3%
AIA Group Ltd	1,875,632	16,804,772
AIA Group Ltd ADR (b)	116,891	4,113,394
		20,918,166
TOTAL FINANCIALS		26,880,851

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	81,600	3,187,296
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sun Hung Kai Properties Ltd	550,000	6,052,664
Utilities - 0.6%
Electric Utilities - 0.6%
CLP Holdings Ltd	1,113,500	9,861,841
TOTAL HONG KONG		51,986,820
ISRAEL - 0.6%
Financials - 0.0%
Banks - 0.0%
Bank Leumi Le-Israel BM	96,518	943,457
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (c)	59,203	9,896,966
TOTAL ISRAEL		10,840,423
ITALY - 2.8%
Consumer Staples - 0.5%
Beverages - 0.5%
Coca-Cola HBC AG	265,437	9,453,897
Financials - 1.5%
Banks - 1.5%
Intesa Sanpaolo SpA	3,560,176	15,208,051
UniCredit SpA	201,877	8,846,079
UniCredit SpA ADR	22,601	495,639
		24,549,769
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	10,482	760,756
Utilities - 0.8%
Electric Utilities - 0.8%
Enel SpA	1,854,573	14,812,199
TOTAL ITALY		49,576,621
JAPAN - 22.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.0%
Nippon Telegraph & Telephone Corp	3,400	3,473
Entertainment - 0.1%
Konami Group Corp	26,200	2,651,445
Interactive Media & Services - 0.6%
LY Corp	3,497,722	10,204,174
Wireless Telecommunication Services - 0.4%
SoftBank Corp	5,326,640	6,937,881
TOTAL COMMUNICATION SERVICES		19,796,973

Consumer Discretionary - 4.3%
Automobiles - 1.5%
Honda Motor Co Ltd	446,706	4,685,401
Honda Motor Co Ltd ADR	6,414	203,516
Mazda Motor Corp (b)	638,600	4,754,232
Nissan Motor Co Ltd ADR (b)	93,248	527,784
Subaru Corp	346,058	5,976,107
Suzuki Motor Corp	44,100	488,636
Toyota Motor Corp	528,161	9,343,186
		25,978,862
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	2,400	61,701
Rakuten Group Inc (c)	317,800	2,046,656
		2,108,357
Household Durables - 1.8%
Panasonic Holdings Corp (b)	1,031,700	8,922,616
Sony Group Corp	1,060,180	20,488,085
		29,410,701
Specialty Retail - 0.3%
Fast Retailing Co Ltd	17,842	5,886,712
Textiles, Apparel & Luxury Goods - 0.6%
Asics Corp	474,500	9,907,633
TOTAL CONSUMER DISCRETIONARY		73,292,265

Consumer Staples - 0.6%
Beverages - 0.1%
Asahi Group Holdings Ltd	158,100	2,066,383
Consumer Staples Distribution & Retail - 0.1%
Seven & i Holdings Co Ltd	97,600	1,457,973
Tobacco - 0.4%
Japan Tobacco Inc	268,400	7,804,095
TOTAL CONSUMER STAPLES		11,328,451

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	37,200	501,608
Financials - 2.4%
Banks - 0.5%
Japan Post Bank Co Ltd	112,200	1,044,520
Mitsubishi UFJ Financial Group Inc	767,400	7,760,765
Mitsubishi UFJ Financial Group Inc ADR	242	2,463
Sumitomo Mitsui Financial Group Inc	22,500	476,691
		9,284,439
Capital Markets - 1.1%
Daiwa Securities Group Inc (b)	1,277,148	8,930,483
Nomura Holdings Inc	1,768,900	9,144,497
		18,074,980
Insurance - 0.8%
Ms&Ad Insurance Group Holdings Inc	294,500	6,823,343
Sompo Holdings Inc	155,200	3,456,568
Tokio Marine Holdings Inc	112,200	4,083,619
		14,363,530
TOTAL FINANCIALS		41,722,949

Health Care - 1.8%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	78,284	10,776,476
Olympus Corp	261,100	4,938,600
Terumo Corp	457,700	8,598,295
		24,313,371
Pharmaceuticals - 0.4%
Daiichi Sankyo Co Ltd	240,100	7,866,627
TOTAL HEALTH CARE		32,179,998

Industrials - 5.1%
Electrical Equipment - 0.8%
Mitsubishi Electric Corp	267,300	4,284,053
NIDEC CORP	504,600	10,553,680
		14,837,733
Ground Transportation - 0.6%
Central Japan Railway Co	445,100	10,272,372
Industrial Conglomerates - 1.3%
Hitachi Ltd	829,200	21,813,918
Machinery - 1.2%
FANUC Corp	199,900	5,827,664
Komatsu Ltd	74,900	2,066,818
Kubota Corp	134,000	1,893,575
Makita Corp	293,800	9,895,883
		19,683,940
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (b)	146,000	2,249,045
Professional Services - 0.3%
Recruit Holdings Co Ltd	81,700	4,948,328
Trading Companies & Distributors - 0.8%
Marubeni Corp	27,200	442,846
Mitsui & Co Ltd	193,500	4,278,608
Sumitomo Corp	39,900	886,698
Toyota Tsusho Corp	429,600	7,726,672
		13,334,824
TOTAL INDUSTRIALS		87,140,160

Information Technology - 4.7%
Electronic Equipment, Instruments & Components - 1.4%
Keyence Corp	8,000	3,805,044
Kyocera Corp	63,000	727,639
Murata Manufacturing Co Ltd	586,500	11,452,512
Yokogawa Electric Corp (b)	356,500	9,065,977
		25,051,172
IT Services - 0.7%
Fujitsu Ltd	562,800	11,494,865
Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp	247,000	11,584,811
Disco Corp	10,750	2,804,088
Lasertec Corp	37,100	6,093,202
Renesas Electronics Corp	359,100	5,194,426
SCREEN Holdings Co Ltd	1,000	69,389
Tokyo Electron Ltd	82,700	14,551,978
Tokyo Electron Ltd ADR	29,837	2,650,421
		42,948,315
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	42,300	1,384,150
TOTAL INFORMATION TECHNOLOGY		80,878,502

Materials - 1.0%
Chemicals - 0.8%
Mitsubishi Chemical Group Corp	119,200	762,100
Nippon Paint Holdings Co Ltd	392,200	2,994,883
Nitto Denko Corp	610,000	10,137,311
Shin-Etsu Chemical Co Ltd ADR (b)	16,951	352,920
		14,247,214
Metals & Mining - 0.2%
JFE Holdings Inc (b)	102,600	1,369,546
Nippon Steel Corp (b)	118,700	2,641,173
		4,010,719
TOTAL MATERIALS		18,257,933

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Daito Trust Construction Co Ltd	3,600	436,083
Utilities - 1.0%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	446,700	5,224,580
Kansai Electric Power Co Inc/The	562,700	9,278,824
		14,503,404
Gas Utilities - 0.2%
Osaka Gas Co Ltd	137,000	3,073,146
TOTAL UTILITIES		17,576,550

TOTAL JAPAN		383,111,472
LUXEMBOURG - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	39,582	2,507,054
NETHERLANDS - 4.4%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	173,044	5,977,121
Financials - 0.8%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)(e)	417,511	7,531,312
Financial Services - 0.2%
EXOR NV	35,412	3,790,124
Insurance - 0.2%
NN Group NV	68,818	3,430,361
TOTAL FINANCIALS		14,751,797

Health Care - 0.9%
Biotechnology - 0.2%
Argenx SE (c)	5,563	3,007,055
Health Care Equipment & Supplies - 0.7%
Koninklijke Philips NV	388,685	12,728,996
TOTAL HEALTH CARE		15,736,051

Industrials - 0.6%
Professional Services - 0.6%
Wolters Kluwer NV (c)	59,195	9,969,598
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	8,707	5,712,581
ASML Holding NV	28,320	23,504,599
BE Semiconductor Industries NV	6,831	863,426
		30,080,606
TOTAL NETHERLANDS		76,515,173
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	623,451	2,352,706
NORWAY - 0.2%
Financials - 0.2%
Insurance - 0.2%
Gjensidige Forsikring ASA	173,496	3,245,359
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	15	1,467
TOTAL NORWAY		3,246,826
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	4,353	19,876
SINGAPORE - 1.7%
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	18,500	547,695
Oversea-Chinese Banking Corp Ltd	704,200	8,273,426
United Overseas Bank Ltd	191,055	4,782,135
		13,603,256
Capital Markets - 0.1%
Singapore Exchange Ltd	110,700	983,617
TOTAL FINANCIALS		14,586,873

Industrials - 0.5%
Aerospace & Defense - 0.5%
ST Engineering Financial I Ltd	2,435,700	8,831,248
Real Estate - 0.3%
Industrial REITs - 0.3%
CapitaLand Ascendas REIT	2,723,100	6,059,573
TOTAL SINGAPORE		29,477,694
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American PLC	21,294	691,512
SPAIN - 4.2%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Industria de Diseno Textil SA	261,808	15,486,674
Financials - 1.3%
Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA	985,039	10,644,785
Banco Bilbao Vizcaya Argentaria SA ADR	228,639	2,478,447
Banco Santander SA	1,806,991	9,253,685
CaixaBank SA	127,394	760,661
		23,137,578
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Aena SME SA (d)(e)	50,232	11,048,952
Utilities - 1.4%
Electric Utilities - 1.4%
Endesa SA	237,879	5,197,926
Iberdrola SA	1,188,063	18,369,419
		23,567,345
TOTAL SPAIN		73,240,549
SWEDEN - 2.4%
Consumer Discretionary - 0.5%
Automobiles - 0.3%
Volvo Car AB (b)(c)	2,168,629	5,961,896
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	5,423	532,910
Evolution AB ADR	16,756	1,645,272
		2,178,182
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	51,999	884,753
TOTAL CONSUMER DISCRETIONARY		9,024,831

Consumer Staples - 0.3%
Household Products - 0.3%
Essity AB B Shares	162,335	5,065,451
Financials - 0.3%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	183,157	1,880,110
Financial Services - 0.2%
Industrivarden AB A Shares	72,011	2,660,391
Investor AB B Shares	22,311	686,629
		3,347,020
TOTAL FINANCIALS		5,227,130

Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (c)	63,930	2,058,431
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	30	646
TOTAL HEALTH CARE		2,059,077

Industrials - 1.1%
Machinery - 1.1%
Alfa Laval AB	16,147	775,246
SKF AB B Shares	263,530	5,241,615
Volvo AB B Shares	503,252	13,290,093
		19,306,954
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	190,429	2,047,573
TOTAL SWEDEN		42,731,016
SWITZERLAND - 5.6%
Financials - 1.0%
Capital Markets - 0.0%
UBS Group AG	30,673	944,453
Insurance - 1.0%
Zurich Insurance Group AG	28,908	17,412,771
TOTAL FINANCIALS		18,357,224

Health Care - 1.8%
Pharmaceuticals - 1.8%
Novartis AG	251,399	28,857,344
Novartis AG ADR	19,260	2,215,285
		31,072,629
Industrials - 1.9%
Electrical Equipment - 1.1%
ABB Ltd	233,442	13,512,524
ABB Ltd ADR	81,507	4,720,885
		18,233,409
Machinery - 0.0%
Schindler Holding AG	2,699	790,869
Marine Transportation - 0.2%
Kuehne + Nagel International AG	12,350	3,367,850
Professional Services - 0.6%
SGS SA (c)	90,508	10,088,645
TOTAL INDUSTRIALS		32,480,773

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	7,890	704,399
Materials - 0.8%
Chemicals - 0.8%
Givaudan SA	2,665	14,610,504
Utilities - 0.1%
Electric Utilities - 0.1%
BKW AG	4,913	890,476
TOTAL SWITZERLAND		98,116,005
UNITED KINGDOM - 10.4%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	6,289,069	6,309,491
Vodafone Group PLC ADR	472,228	4,731,725
		11,041,216
Consumer Staples - 3.4%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	28,826	2,270,048
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	2,481,030	11,898,126
Tesco PLC ADR (b)	32,550	472,300
		12,370,426
Household Products - 0.4%
Reckitt Benckiser Group PLC	111,912	6,848,142
Personal Care Products - 1.3%
Unilever PLC	135,931	8,794,057
Unilever PLC ADR	202,861	13,177,851
		21,971,908
Tobacco - 0.9%
British American Tobacco PLC	97,700	3,558,089
British American Tobacco PLC ADR	338,479	12,381,562
		15,939,651
TOTAL CONSUMER STAPLES		59,400,175

Financials - 2.7%
Banks - 2.2%
Barclays PLC ADR	146,031	1,774,277
HSBC Holdings PLC	1,884,581	16,861,100
HSBC Holdings PLC ADR (b)	149,756	6,767,474
Lloyds Banking Group PLC	2,661,337	2,092,148
NatWest Group PLC	876,964	4,032,080
NatWest Group PLC ADR	176,207	1,649,297
Standard Chartered PLC	440,517	4,670,367
		37,846,743
Capital Markets - 0.2%
3i Group PLC	32,013	1,414,533
London Stock Exchange Group PLC	19,648	2,684,630
		4,099,163
Financial Services - 0.1%
M&G PLC	525,810	1,457,984
Wise PLC Class A (c)	112	1,005
		1,458,989
Insurance - 0.2%
Admiral Group PLC	15,159	564,228
Aviva PLC	379,593	2,454,255
		3,018,483
TOTAL FINANCIALS		46,423,378

Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	88,392	13,694,198
Astrazeneca PLC ADR	19,646	1,530,620
		15,224,818
Industrials - 2.5%
Aerospace & Defense - 1.7%
BAE Systems PLC	777,183	12,858,303
BAE Systems PLC ADR (b)	6,763	448,725
Rolls-Royce Holdings PLC (c)	2,207,191	15,557,166
		28,864,194
Professional Services - 0.2%
RELX PLC ADR	85,275	4,047,151
Trading Companies & Distributors - 0.6%
Bunzl PLC	214,664	10,142,405
TOTAL INDUSTRIALS		43,053,750

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	54	1,882
Software - 0.3%
Sage Group PLC/The	322,731	4,420,464
TOTAL INFORMATION TECHNOLOGY		4,422,346

Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	147,076	1,280,083
Industrial REITs - 0.0%
Segro PLC	1,596	18,649
TOTAL REAL ESTATE		1,298,732

Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	74,621	1,878,566
TOTAL UNITED KINGDOM		182,742,981
UNITED STATES - 10.9%
Consumer Staples - 1.0%
Food Products - 1.0%
Nestle SA	179,162	17,984,999
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	221,973	1,162,436
BP PLC ADR	11	345
Shell PLC	745,218	24,160,741
Shell PLC ADR	62,149	4,098,726
		29,422,248
Financials - 0.4%
Insurance - 0.4%
Swiss Re AG	53,332	7,353,748
Health Care - 5.2%
Biotechnology - 0.7%
CSL Ltd	62,884	12,445,981
Life Sciences Tools & Services - 0.5%
QIAGEN NV	212,940	9,592,772
Pharmaceuticals - 4.0%
GSK PLC	367,268	7,446,302
GSK PLC ADR	232,532	9,505,909
Roche Holding AG	83,070	26,559,629
Roche Holding AG	6,260	2,140,538
Roche Holding AG ADR	72,135	2,881,793
Sanofi SA	124,232	14,229,923
Sanofi SA ADR	95,282	5,491,101
		68,255,195
TOTAL HEALTH CARE		90,293,948

Industrials - 1.3%
Electrical Equipment - 1.3%
Schneider Electric SE	81,208	21,351,697
Schneider Electric SE ADR	25,927	1,367,131
		22,718,828
Information Technology - 0.3%
Software - 0.3%
Monday.com Ltd (c)	16,101	4,472,374
Materials - 1.0%
Construction Materials - 1.0%
CRH PLC (United Kingdom)	46,655	4,252,755
Holcim AG	137,395	13,402,648
		17,655,403
TOTAL UNITED STATES		189,901,548
TOTAL COMMON STOCKS (Cost $1,383,912,480)		1,710,339,109

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
GERMANY - 0.6%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen AG (f)	87,512	9,269,915
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	15,169	1,425,125
TOTAL GERMANY		10,695,040
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,664,474)		10,695,040

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024	5.29	40,000	39,954
US Treasury Bills 0% 10/17/2024 (h)	5.27	930,000	928,056
TOTAL U.S. TREASURY OBLIGATIONS (Cost $967,799)			968,010

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.89	19,447,339	19,451,228
Fidelity Securities Lending Cash Central Fund (i)(j)	4.89	46,701,658	46,706,328
TOTAL MONEY MARKET FUNDS (Cost $66,157,556)			66,157,556

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,463,702,309)	1,788,159,715
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(37,759,694)
NET ASSETS - 100.0%	1,750,400,021

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	156	Dec 2024	19,404,840	286,081	286,081

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,892,285 or 1.5% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $27,892,285 or 1.5% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $612,717.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	15,818,673	161,729,465	158,096,910	311,550	-	-	19,451,228	0.0%
Fidelity Securities Lending Cash Central Fund	10,015,523	99,382,567	62,691,762	45,541	-	-	46,706,328	0.2%
Total	25,834,196	261,112,032	220,788,672	357,091	-	-	66,157,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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